Financial assets at fair value through other comprehensive income - Securities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 131,493	R$ 134,304
Fair value adjustments (in stockholders' equity)	(1,287)	(7,442)
Expected loss	(167)	(114)
Fair value	130,039	126,748
Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	84,567	79,844
Fair value adjustments (in stockholders' equity)	(662)	(3,165)
Expected loss
Fair value	83,905	76,679
Brazilian Government Securities [member] | Other [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	36	36
Expected loss	(36)	(36)
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	9,923	10,460
Fair value adjustments (in stockholders' equity)	(12)	(60)
Expected loss	(1)
Fair value	9,910	10,400
Government Securities – Other Countries [member] | Latin America [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	23,715	27,937
Fair value adjustments (in stockholders' equity)	158	(426)
Expected loss	(1)	(1)
Fair value	23,872	27,510
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	13,252	16,027
Fair value adjustments (in stockholders' equity)	(771)	(3,791)
Expected loss	(129)	(77)
Fair value	12,352	12,159
Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	265	707
Fair value adjustments (in stockholders' equity)	6	(8)
Expected loss	(3)	(4)
Fair value	268	695
Corporate Securities [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	6,960	8,571
Fair value adjustments (in stockholders' equity)	(817)	(3,686)
Fair value	6,143	4,885
Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		373
Fair value adjustments (in stockholders' equity)		18
Expected loss		(1)
Fair value		390
Corporate Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	44	714
Fair value adjustments (in stockholders' equity)	1
Expected loss	(1)
Fair value	44	714
Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	65
Fair value adjustments (in stockholders' equity)	2
Fair value	67
Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,837	1,231
Fair value adjustments (in stockholders' equity)	21	(3)
Expected loss	(85)	(45)
Fair value	1,773	1,183
Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	4,081	4,418
Fair value adjustments (in stockholders' equity)	16	(112)
Expected loss	(40)	(27)
Fair value	R$ 4,057	4,279
Corporate Securities [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		13
Fair value		R$ 13